Structured Entities and Derecognition of Financial Assets - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of structured entities and derecognition of financial assets [line items]
Credit card receivables	$ 11,389	$ 12,755
Carrying amount of associated liabilities	40,151	38,895
Carrying amount of associated liabilities, fair value	76,080	54,734
Assets	769,551	651,604
Outstanding loans	410,322
Single seller conduits [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	500	500
Multi seller conduits [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	8,400	7,100
CIBC managed investment funds [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	125,200	122,700
CIBC Structured Collateralized Debt Obligation Vehicles [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	214	232
Community reinvestment act investments [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	5,200	4,800
Debt and equity investments held	328	279
Credit card securitization trusts [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Credit card receivables	1,700	2,900
Credit card receivables fair value	1,700	2,900
Credit card funding liabilities	1,700	2,900
Credit card funding liabilities fair value	1,700	2,900
Covered bond guarantor [member] | Legislative program [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Carrying amount of associated liabilities	19,600	18,900
Carrying amount of associated liabilities, fair value	19,700	19,000
Company managed investment funds [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	7	23
Non controlling interest	3	15
Community based tax advantaged investments [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Outstanding loans	$ 75	$ 55